SPDR® Series Trust

One Iron Street

Boston, MA 02210

July 29, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Series Trust (“Registrant”)

File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information (“SAI”) for SPDR S&P 500 ESG ETF (the “Fund”) of the above-referenced Registrant do not differ from the Prospectus and SAI for the Fund contained in Post-Effective Amendment No. 236 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on July 24, 2020 with a designated effective date of July 27, 2020 (Accession No. 0001193125-20-198505).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-3920.

Sincerely,

/s/ Andrew DeLorme
Andrew DeLorme
Secretary

Cc:	W. John McGuire, Esq.